TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042    HV-3572 – PremierSolutions State of Connecticut

_____________________

Supplement dated July 1, 2019 to your Prospectus

INVESTMENT ADVISER CHANGE

Effective as of the close of business on May 24, 2019, Invesco Advisers, Inc., replaced OFI Global Asset Management, Inc. as Investment Adviser for the Invesco Oppenheimer Intermediate Income Fund.  Additionally, OppenheimerFunds, Inc. is no longer the Sub-Adviser to the Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.